Leasing Arrangements – Lessee (Tables)	12 Months Ended
Dec. 31, 2024
Leasing Arrangements – Lessee [Abstract]
Schedule of Carrying Amount of Right-of-Use Assets and the Depreciation Expenses	The carrying amount of right-of-use assets and the depreciation expenses are as follows:
	December 31, 2023 Carrying amount	December 31, 2024 Carrying amount
Buildings	$6,121,258	$5,170,274
Machinery and equipment	19,557	12,254
	$6,140,815	$5,182,528
	Year ended December 31,
	2022	2023	2024
	Depreciation expenses	Depreciation expenses	Depreciation expenses
Buildings	$394,184	$862,258	$982,126
Machinery and equipment	—	3,532	5,619
	$394,184	$865,790	$987,745

Schedule of Information on Profit or Loss Accounts Relating to Lease Contracts	The information on profit or loss accounts relating to lease contracts is as follows:
	Year ended December 31,
	2023	2024
Items affecting profit or loss
Interest expense on lease liabilities	$42,419	$66,640
Expense on short-term lease contracts	41,766	533,654
Gain on lease modification	—	3,273